Pension and Other Benefit Programs - Contribution into Multiemployer Pension Plans and Health and Welfare Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Multiemployer Plans [Line Items]
Multiemployer Plan, Employer Contribution, Cost	$ 438	$ 407	$ 316
Pension Plans
Multiemployer Plans [Line Items]
Multiemployer Plan, Employer Contribution, Cost	221	189	144
Postretirement Medical Plans
Multiemployer Plans [Line Items]
Multiemployer Plan, Employer Contribution, Cost	$ 217	$ 218	$ 172